INTANGIBLE ASSETS, NET - Estimated future amortization expense (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Future Amortization Expense
2024	$ 44,822
2025	85,382
2026	85,382
2027	84,990
2028	84,710
Thereafter	3,033,197
Intangible assets, net	$ 3,418,483	$ 3,423,582